Subsequent Events - Additional Information (Details) - USD ($) $ in Millions	May 24, 2024	May 24, 2019
Scenario Forecast
Subsequent Event [Line Items]
Line of credit facility, percentage of final payment	4.50%
Subsequent Event
Subsequent Event [Line Items]
Line of credit facility agreement date		May 24, 2019
Credit facility maximum borrowings		$ 75.0
Line of credit facility arrangement fee		$ 0.4
Term loan maturity date		May 24, 2024
Line of credit facility interest payments term		24 months
Line of credit facility amortization term		36 months
Line of credit facility interest rate description		Each term loan under the Credit Facility requires interest-only payments for 24 months following the date of the Credit Facility, unless the third tranche is drawn, in which case for all payment dates prior to 36 months following the date of the Credit Facility. The term loans under the Credit Facility will be amortizing on either the 24-month or 36-month anniversary of the Credit Facility (as applicable) in equal monthly installments until the loan maturity date. Each term loan under the Credit Facility bears interest at an annual rate equal to LIBOR plus 6%.
Line of credit facility covenants description		The Credit Facility includes an ongoing minimum cash financial covenant the requires the Company maintain not less than $20 million following utilization of the second tranche and not less than $35 million following utilization of the third tranche.
Subsequent Event | TIGET
Subsequent Event [Line Items]
License agreement date		May 24, 2019
License agreement, description and terms		TIGET granted to the Company an exclusive worldwide license for the research, development, manufacture and commercialization of an ex vivo autologous hematopoietic stem cell lentiviral based gene therapy for the treatment of Mucopolysaccharidosis type I (“MPS-I”). Under the terms of the Agreement, TIGET is entitled to receive an upfront payment and the Company may be required to make milestone payments to TIGET if certain development, regulatory and commercial milestones are achieved.
Subsequent Event | Prior To First Anniversary
Subsequent Event [Line Items]
Line of credit facility prepayment fees percentage		3.00%
Subsequent Event | After First Anniversary But on or Prior To Second Anniversary
Subsequent Event [Line Items]
Line of credit facility prepayment fees percentage		2.00%
Subsequent Event | After Second Anniversary But on or Prior To Third Anniversary
Subsequent Event [Line Items]
Line of credit facility prepayment fees percentage		1.00%
Subsequent Event | LIBOR
Subsequent Event [Line Items]
Line of credit facility interest at annual rates		6.00%
Subsequent Event | Minimum | Second Tranche (Term Loan Available from September 30, 2019 to December 31, 2020)
Subsequent Event [Line Items]
Line of credit facility minimum cash financial covenant		$ 20.0
Subsequent Event | Minimum | Third Tranche (Term Loan Available from July 1, 2020 to September 30, 2021)
Subsequent Event [Line Items]
Line of credit facility minimum cash financial covenant		35.0
Subsequent Event | First Tranche (At Closing of Term Loan)
Subsequent Event [Line Items]
Credit facility maximum borrowings		25.0
Subsequent Event | Second Tranche (Term Loan Available from September 30, 2019 to December 31, 2020)
Subsequent Event [Line Items]
Credit facility maximum borrowings		$ 25.0
Line of Credit Facility, Covenant Terms		upon submission of certain regulatory filings and evidence of $100 million in cash and cash equivalent investments
Subsequent Event | Second Tranche (Term Loan Available from September 30, 2019 to December 31, 2020) | Minimum
Subsequent Event [Line Items]
Cash and cash equivalent investments		$ 100.0
Subsequent Event | Third Tranche (Term Loan Available from July 1, 2020 to September 30, 2021)
Subsequent Event [Line Items]
Credit facility maximum borrowings		$ 25.0
Line of Credit Facility, Covenant Terms		upon certain regulatory approvals being granted and evidence of $125 million in cash and cash equivalent investments
Subsequent Event | Third Tranche (Term Loan Available from July 1, 2020 to September 30, 2021) | Minimum
Subsequent Event [Line Items]
Cash and cash equivalent investments		$ 125.0